Stock Options (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Company's Stock Options Activity	As of December 31, 2024, there were no stock options outstanding as all stock options had been exercised or had expired prior to 2024.